Acquisition of Sabina - Narrative (Details) $ in Thousands, oz in Millions			12 Months Ended
	Apr. 20, 2023 USD ($)	Apr. 19, 2023 USD ($) year $ / $ oz shares	Dec. 31, 2023 USD ($) year	Dec. 31, 2022 USD ($) year	Apr. 19, 2023 $ / shares	Apr. 14, 2023
Disclosure of Asset Acquisition [Line Items]
Risk free annual interest rate			4.40%	4.00%
Dividend yield rate				5.50%
Payment to extinguishment of debt	$ 112,000		$ 111,819	$ 0
Gold metal off take agreement
Disclosure of Asset Acquisition [Line Items]
Payment to extinguishment of debt	63,000
Senior secured debt facility
Disclosure of Asset Acquisition [Line Items]
Payment to extinguishment of debt	2,000
Gold prepay facility
Disclosure of Asset Acquisition [Line Items]
Payment to extinguishment of debt	1,000
Prepaid gold sales	75,000
Gold stream obligation
Disclosure of Asset Acquisition [Line Items]
Payment to extinguishment of debt	$ 46,000
Bottom of range
Disclosure of Asset Acquisition [Line Items]
Expected volatility			50.00%	54.00%
Top of range
Disclosure of Asset Acquisition [Line Items]
Expected option life (in years) | year			3	10
Dividend yield rate			5.30%
Sabina Gold & Silver Corp.
Disclosure of Asset Acquisition [Line Items]
Percentage of voting equity interests acquired		100.00%				100.00%
Purchase price		$ 937,122
Fair value of shares issued		$ 925,375
Shares issued (in shares) | shares		216,451,555
Share price (in CAD per share) | $ / shares					$ 5.72
Foreign exchange rate used in calculation cost of acquisition | $ / $		1.3379
Fair value of B2Gold replacement stock options		$ 5,075
Replacement stock, equivalent stock options for B2Gold common shares | shares		3,342,413
Transaction costs		$ 6,672
Percentage of royalty interest on silver production		22.50%
Royalty interest on silver production, weight (in ounces) | oz		190
Percentage of royalty interest on additional silver production		12.50%
Sabina Gold & Silver Corp. | Goose Project
Disclosure of Asset Acquisition [Line Items]
Mining interests		$ 1,050,326	$ 740,000
Sabina Gold & Silver Corp. | Replacement stock options
Disclosure of Asset Acquisition [Line Items]
Expected option life (in years) | year		3.2
Dividend yield rate		3.70%
Sabina Gold & Silver Corp. | Bottom of range | Replacement stock options
Disclosure of Asset Acquisition [Line Items]
Risk free annual interest rate		3.60%
Expected volatility		33.00%
Sabina Gold & Silver Corp. | Top of range | Replacement stock options
Disclosure of Asset Acquisition [Line Items]
Risk free annual interest rate		3.80%
Expected volatility		50.00%